Securities and Exchange Commission
                             Washington, DC 20549
                       Rule 23c-2 Notice of Intention to
                               Redeem Securities

                                      of

                         Van Kampen High Income Trust
                              One Parkview Plaza
                          Oakbrook Terrace, IL 60181

                                   under the

                        Investment Company Act of 1940

                       Securities Act File No. 33-25819
                   Investment Company Act File No. 811-5707

(1)      Title of the class of Securities to be redeemed:

                  Auction Market Preferred Shared Shares, par value of $ .01 per share, liquidation preference of $100,000 per share ("AMPS").

(2)      Date on which the securities may be called or redeemed:

                  August 21, 2002

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

                  AMPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares, dated June 1, 1989.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  Van Kampen High Income Trust intends to redeem 37 shares of AMPS, which have a total liquidation preference of $3,700,000. Such redemption shall be effected pro rata.




                                                        Signature



           Pursuant to the requirement of Rule 23c-2, Van Kampen High Income Trust has duly caused this Notice of Intention to Redeem Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of Illinois on this 27th day of June 2002.

                                            Van Kampen High Income Trust


                                            By:   /s/  A. Thomas Smith III
                                                  ------------------------
                                            Name:  A. Thomas Smith III
                                            Title:    Secretary